As filed with the Securities and Exchange Commission on April 15, 2005
                                                              File No. 333-76778
                                                                       811-09065
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                             ----------------------
                                    FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
       Pre-Effective Amendment No.                                           [ ]
       Post-Effective Amendment No. _7_                                      [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
       Amendment No. _14__                                                   [X]
                        (Check appropriate box or boxes.)
                            ----------------------

                     PHLVIC Variable Universal Life Account

                           (Exact Name of Registrant)
                             ----------------------

                         PHL Variable Insurance Company

                               (Name of Depositor)

                            ----------------------

               One American Row, Hartford, Connecticut 06102-5056
         (Address of Depositor's Principal Executive Offices) (Zip Code)
                                 (800) 447-4312
               (Depositor's Telephone Number, including Area Code)

                            ----------------------

                              John R. Flores, Esq.
                         Phoenix Life Insurance Company
                                One American Row
                             Hartford, CT 06102-5056
                     (Name and Address of Agent for Service)

                            ----------------------

Approximate Date of Proposed Public Offering: as soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
|X|  on May 1, 2005 pursuant to paragraph (b) of Rule 485
[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]  on _________________ pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
|X| this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

                            ----------------------

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



                                EXPLANATORY NOTE

This Post-Effective Amendment No. 7 ("Amendment") to the Registration Statement on Form N-6 for PHLVIC Variable Universal Life Account is being filed for the purpose of extending the effective date of Post-Effective Amendment No. 6 to February 9, 2005. This Amendment incorporates by reference the Prospectus, Statement of Additional Information and Part C contained in Post-Effective Amendment No. 6 as filed with the U.S. Securities and Exchange Commission on February 9, 2005 [Accession Number 0000949377-05-000068].

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford and State of Connecticut on this 15th day of April, 2005.

                                    PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT

                                    By: _______________________________________
                                         * Philip K. Polkinghorn
                                         President

                                    PHL VARIABLE INSURANCE COMPANY

                                    By: _______________________________________
                                         * Philip K. Polkinghorn
                                         President

Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

       SIGNATURE                               TITLE
       ---------                              -------
____________________________                  Director, Executive Vice President
*Michael E. Haylon                            and Chief Financial Officer

____________________________                  Director and Senior Vice President
*Robert E. Primmer

____________________________                  President
*Philip K. Polkinghorn

By:/s/ John H. Beers
   -----------------
*John H. Beers, as Attorney-in-Fact pursuant to Powers of Attorney, on file with the Depositor.
April 15, 2005







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